Retrospective Adjustments (Details)		3 Months Ended
	May 08, 2024	Mar. 31, 2024
Retrospective Adjustments [Abstract]
Description of reverse stock split	100-for-1	On May 8, 2024, the Company effected a 100-for-1 reverse stock split (“Reverse Split”) of the Company’s authorized and outstanding shares of Class A common stock